Commitments and Contingencies Commitments and Contingencies (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
2015	$ 14,779
2016	8,393
2017	6,351
2018	6,278
2019	4,254
Thereafter	0
Total	40,055
Newbuilding Drybulk carriers [Member]
2015	1,181,099
2016	633,251
Total	1,814,350
Loan Lending Commitment Arrangement Fees [Member]
2015	7,612
2016	1,330
2017	0
2018	0
2019	0
Thereafter	0
Total	8,942
Interest Expense [Member]
2015	6,548
2016	6,444
2017	6,351
2018	6,278
2019	4,254
Thereafter	0
Total	29,875
Technical management fee [Member]
2015	400
2016	400
2017	0
2018	0
2019	0
Thereafter	0
Total	800
Administrative fee [Member]
2015	219
2016	219
2017	0
2018	0
2019	0
Thereafter	0
Total	$ 438